PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortization expense	$ 609,396	$ 616,523
Retirement cost of property and equipment	$ 232,753
Leasehold Improvements [Member]
Depreciation and amortization expense		112,507
Assets write-down		$ 22,962